EARNINGS PER SHARE (Schedule of computation of basic and diluted earnings (loss) per share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator for basic and diluted loss per share
Net loss available to holders of ordinary shares	$ (2,028)	$ (5,198)	[1]
Denominator for basic loss per share
Weighted average number of shares	56,574,296	56,269,941
Add - employee stock options	0	0
Denominator for diluted loss per share - adjusted	56,574,000	56,270,000

[1]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.